Income Taxes (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	34.00%	34.00%
State income tax	4.68%	5.28%
Permanent items	0.61%	(1.68%)
Other	(0.77%)	0.01%
Federal R&D credits	1.97%	0.00%
State R&D & ITC credits	0.48%	1.38%
Change in valuation allowance	(40.97%)	(38.99%)
Total expense (benefit)	0.00%	0.00%